Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 688,516	$ 77,020
Deferred
State
Current		857
Deferred
Change in valuation allowance
Income tax provision	$ 688,516	$ 77,877